SUPPLEMENT DATED DECEMBER 1, 2007

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL

INFORMATION

OF THE FUNDS INDICATED BELOW

The following replaces any contrary information in the Prospectus and Statement of Additional Information of each fund.

Legg Mason Investor Services LLC (“LMIS” or “distributor”), a wholly owned broker-dealer subsidiary of Legg Mason, is the fund’s sole and exclusive distributor.

The following replaces any contrary information in the Prospectus of each fund in the section of the prospectus titled “Sales Charges—Class A Shares”

For Class A shares sold by PFS Investments Inc. (“PFS”) between December 1, 2007 through the close of business on May 31, 2008, PFS will receive the front-end sales charge imposed on purchases of Class A shares and will retain the full amount of such sales charge. LMIS will retain any contingent deferred sales charge paid on redemptions. Thereafter, PFS will receive the same level of compensation as other Service Agents.

The following replaces any contrary information in the Prospectus of each fund in the section of the prospectus titled “Sales Charges—Class B Shares”

For Class B shares sold by PFS, PFS pays a commission of up to 4.00% of the purchase price of the Class B shares sold by its Agents and PFS retains the contingent deferred sales charges paid upon certain redemptions. PFS will receive any service and distribution fees paid on all shares held by PFS clients.

The following supplements the information contained in the Prospectus of each fund in the section of the fund titled “Buying shares—Generally”

Effective January 1, 2008, the fund generally will not permit non-resident aliens with a non-U.S. address to establish an account. U.S. citizens with an APO/FPO address or an address in the U.S. (including its territories) and resident aliens with a U.S. address are permitted to establish an account with the funds. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish an account with the funds.

Legg Mason Partners Equity Trust

Legg Mason Partners Aggressive Growth Fund

Legg Mason Partners All Cap Fund

Legg Mason Partners Appreciation Fund

Legg Mason Partners Capital and Income Fund

Legg Mason Partners Dividend Strategy Fund

Legg Mason Partners Financial Services Fund

Legg Mason Partners Fundamental Value Fund

Legg Mason Partners Global Equity Fund

Legg Mason Partners International All Cap Opportunity Fund

Legg Mason Partners Large Cap Growth Fund

Legg Mason Partners Lifestyle Income Fund

Legg Mason Partners Lifestyle Allocation 100%

Legg Mason Partners Lifestyle Allocation 30%

Legg Mason Partners Lifestyle Allocation 50%

Legg Mason Partners Lifestyle Allocation 70%

Legg Mason Partners Lifestyle Allocation 85%

Legg Mason Partners Mid Cap Core Fund

Legg Mason Partners Small Cap Growth Fund

Legg Mason Partners Small Cap Value Fund

Legg Mason Partners Social Awareness Fund

Legg Mason Partners Income Trust

Legg Mason Partners California Municipals Fund

Legg Mason Partners Diversified Strategic Income Fund

Legg Mason Partners Government Securities Fund

Legg Mason Partners Investment Grade Bond Fund

Legg Mason Partners Managed Municipals Fund

Legg Mason Partners New York Municipals Fund

Legg Mason Partners Money Market Trust

Western Asset Money Market Fund

FDXX010516

2